Reinsurance - Effect of Reinsurance Premiums (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	$ 20.2	$ 27.0	$ 26.9
Premiums assumed	0.0	0.0	0.3
Premiums ceded	(19.5)	(26.2)	(26.2)
Net earned premiums	0.7	0.8	1.0
Direct policyholder benefits	65.1	30.4	37.8
Policyholder benefits ceded	(64.8)	(30.2)	(37.4)
Net policyholder benefits	0.3	0.2	0.4
Long Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	8.0	8.4	8.4
Premiums assumed	0.0	0.0	0.0
Premiums ceded	(8.0)	(8.4)	(8.4)
Net earned premiums	0.0	0.0	0.0
Direct policyholder benefits	56.8	21.5	27.0
Policyholder benefits ceded	(56.8)	(21.5)	(27.0)
Net policyholder benefits	0.0	0.0	0.0
Short Duration
Effect of reinsurance on premiums earned and benefits incurred
Direct earned premiums	12.2	18.6	18.5
Premiums assumed	0.0	0.0	0.3
Premiums ceded	(11.5)	(17.8)	(17.8)
Net earned premiums	0.7	0.8	1.0
Direct policyholder benefits	8.3	8.9	10.8
Policyholder benefits ceded	(8.0)	(8.7)	(10.4)
Net policyholder benefits	$ 0.3	$ 0.2	$ 0.4